NATURE AND CONTINUANCE OF OPERATIONS (Narrative) (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Nature And Continuance Of Operations [Line Items]
Proceeds from public offering	$ 11,217,825
Proceeds from public offering two	28,735,970
Accumulated deficit	(61,890,879)	$ (35,041,866)
Working capital	38,556,120	8,032,385
Cash and cash equivalents	$ 38,298,048	$ 6,957,846	$ 2,814,576